Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 2,059	$ 1,845
Defined benefit pension plans:
Defined benefit pension plans:	53	(62)
Related income tax (expense) recovery	(12)	17
Defined benefit pension plans	41	(45)
Equity investments measured at fair value through other comprehensive income (FVTOCI):
(Decrease) increase in fair value	(440)	433
Related income tax recovery (expense)	63	(62)
Equity investments measured at FVTOCI	(377)	371
Items that will not be reclassified to net income	(336)	326
Cash flow hedging derivative instruments:
Unrealized gain (loss) in fair value of derivative instruments	725	(566)
Reclassification to net income of (gain) loss on debt derivatives	(671)	591
Reclassification to net income or property, plant and equipment of (gain) loss on expenditure derivatives	(8)	39
Reclassification to net income for accrued interest	(43)	(60)
Related income tax (expense) recovery	(65)	40
Cash flow hedging derivative instruments	(62)	44
Equity-accounted investments:
Share of other comprehensive income (loss) of equity-accounted investments, net of tax	14	(15)
Equity-accounted investments	14	(15)
Items that may subsequently be reclassified to net income	(48)	29
Other comprehensive (loss) income for the year	(384)	355
Comprehensive income for the year	$ 1,675	$ 2,200